Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 87,882		¥ 16,778
Less: accumulated depreciation	(20,589)		(5,477)
Property, plant and equipment, net	67,293	$ 9,666	11,301
Computers and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	87,374		16,270
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 508		¥ 508